Equity affiliates, other investments and related parties - Contribution of equity affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity value
Total Associates	$ 10,387	$ 9,484	$ 9,533
Total Joint ventures	17,485	16,411	14,623
Total	27,872	25,895	24,156
Loans	6,533	4,562	3,733
Total Equity value and Loans	34,405	30,457	27,889
Profit/(loss)
Total Associates	1,213	1,132	(4,567)
Total Joint ventures	362	713	2,675
Total share of profit/(loss) of equity affiliates	1,575	1,845	(1,892)
Other comprehensive income
Total Associates	112	(57)	3,368
Total Joint ventures	(358)	(151)	129
Share of other comprehensive income of equity affiliates, net amount	$ (246)	$ (208)	$ 3,497